Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.26	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,986	807	420	794	1,555	96	7,658
Non-interest income	531	281	293	7,192	564	(18)	8,843
Total income	4,517	1,088	713	7,986	2,119	78	16,501
Of which inter-segmental income/ (expense)	(44)	770	888	(1,681)	(9)	76	—

Operating costs	(2,368)	(488)	(521)	(4,306)	(822)	(368)	(8,873)
UK regulatory levies	(44)	(15)	(3)	(22)	—	—	(84)
Litigation and conduct	—	—	—	2	(2)	(108)	(108)
Total operating expenses	(2,412)	(503)	(524)	(4,326)	(824)	(476)	(9,065)
Other net income[1]	—	—	—	—	—	24	24
Profit/(loss) before impairment	2,105	585	189	3,660	1,295	(374)	7,460
Credit impairment (charges)/ releases	(338)	(19)	(3)	(323)	(713)	2	(1,394)
Profit/(loss) before tax	1,767	566	186	3,337	582	(372)	6,066

As at 30.06.26	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	304.9	75.6	44.2	1,250.2	32.8	22.7	1,730.4
Total liabilities	287.5	107.9	81.8	1,132.1	25.6	15.6	1,650.5

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,677	701	407	631	1,318	288	7,022
Non-interest income	516	302	290	6,549	369	(152)	7,874
Total income	4,193	1,003	697	7,180	1,687	136	14,896
Of which inter-segmental income/ (expense)	1	985	915	(1,895)	(3)	(3)	—

Operating costs	(2,283)	(474)	(472)	(3,993)	(803)	(382)	(8,407)
UK regulatory levies	(43)	(24)	(2)	(27)	—	—	(96)
Litigation and conduct	(29)	(39)	—	(11)	(3)	(5)	(87)
Total operating expenses	(2,355)	(537)	(474)	(4,031)	(806)	(387)	(8,590)
Other net income	—	—	—	—	—	9	9
Profit/(loss) before impairment	1,838	466	223	3,149	881	(242)	6,315
Credit impairment (charges)/releases	(237)	(31)	11	(139)	(711)	(5)	(1,112)
Profit/(loss) before tax	1,601	435	234	3,010	170	(247)	5,203

As at 31.12.25	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	299.6	71.3	41.9	1,072.4	34.6	24.4	1,544.2
Total liabilities	280.3	103.7	80.4	965.9	25.4	10.2	1,465.9
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the organisation. Segments which operate with a net customer deposit position contribute surplus deposits as a funding source for other Group segment activities.
1Other net income represents the share of post-tax results of associates and joint ventures.